Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Federal	$ 0	$ (306)	$ 152
State	0	(20)	123
Current income tax expense (benefit)	0	(326)	275
Deferred [Abstract]
Federal	0	433	(922)
State	0	353	(136)
Deferred income tax expense (benefit)	0	786	(1,058)
Total income tax expense (benefit)	$ 0	$ 460	$ (783)
Reconciliation of Effective Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(11.94%)	(97.95%)	(0.80%)
State rate change	(2.15%)	(3.41%)	0.07%
Other	(3.71%)	3.00%	0.07%
Nontaxable passthrough LLC income	(87.14%)	(658.26%)	(27.31%)
Increase in valuation allowance	83.94%	864.95%	3.26%
Effective tax rate	0.00%	129.33%	(3.71%)
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 6,589	$ 5,166
Accrued expenses	165	426
Deferred tax assets	6,754	5,592
Valuation allowance	(5,835)	(3,662)
Net deferred tax asset	919	1,930
Deferred tax liabilities [Abstract]
Prepaid expenses	0	64
Accounting method change	918	1,866
Fixed assets	1	0
Deferred tax liabilities	919	1,930
Net deferred tax asset	0	0
Operating Loss Carryforwards [Abstract]
Federal net operating loss carryforwards	25,400	20,100
State net operation loss carryforwards	26,800	20,500
Increase in valuation allowance	2,200	3,000
Uncertain Tax Positions [Abstract]
Uncertain tax positions	0	0
Interest and penalties recognized for uncertain tax positions	0	0	$ 0
Accrued interest and penalties recognized for uncertain tax positions	$ 0	$ 0